Insurance contract liabilities - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs liabilities explanatory (Parenthetical) (Detail)	Dec. 31, 2019
Annuities [Member] | Interest rate, measurement input [Member] | Increase [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage increase in unobservable inputs	1.00%
Annuities [Member] | Interest rate, measurement input [Member] | Decrease [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage decrease in unobservable inputs	(1.00%)
Annuities [Member] | Mortality Rate Input [Member] | Increase [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage increase in unobservable inputs	1.05%
Annuities [Member] | Mortality Rate Input [Member] | Decrease [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage decrease in unobservable inputs	0.95%
Retirement Disability and Survival [Member] | Interest rate, measurement input [Member] | Increase [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage increase in unobservable inputs	1.00%
Retirement Disability and Survival [Member] | Interest rate, measurement input [Member] | Decrease [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage decrease in unobservable inputs	(1.00%)
Retirement Disability and Survival [Member] | Mortality Rate Input [Member] | Increase [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage increase in unobservable inputs	1.05%
Retirement Disability and Survival [Member] | Mortality Rate Input [Member] | Decrease [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Percentage decrease in unobservable inputs	0.95%